DWS RREEF Real Assets Fund Performance Management - DWS RREEF Real Assets Fund	Jul. 27, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Past Performance
Performance Narrative [Text Block]	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to market performance as measured by one or more indexes. The fund’s average annual total returns are compared to a required broad-based securities market index and may also be compared to a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy. Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to dws.com (the Web site does not form a part of this prospectus) or call the telephone number included in this prospectus.On April 26, 2016, the fund’s investment strategy was changed and the fund was restructured from a fund-of-funds (i.e., a fund investing primarily in other DWS funds) to a direct investment fund (i.e., a fund investing directly in securities and other investments). Performance would have been different if the fund’s current investment strategy and structure had been in effect during the period prior to April 26, 2016.
Performance Past Does Not Indicate Future [Text]	 Past performance may not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to market performance as measured by one or more indexes. The fund’s average annual total returns are compared to a required broad-based securities market index and may also be compared to a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy.
Performance Additional Market Index [Text]	The Blended Index is a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy. Also shown is the Bloomberg US Treasury Inflation Notes Index, which measures the performance of all publicly issued, US Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
Bar Chart Narrative [Text Block]	These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.
Bar Chart Does Not Reflect Sales Loads [Text]	These year-by-year returns do not include sales charges, if any, and would be lower if they did.
Bar Chart [Heading]	CALENDAR YEAR TOTAL RETURNS (%) (Class A)
Bar Chart Closing [Text Block]	ReturnsPeriod endingBest Quarter12.79%March 31, 2019Worst Quarter-17.80%March 31, 2020Year-to-Date7.67%June 30, 2026
Performance Table Heading	Average Annual Total Returns <br/>(For periods ended 12/31/2025 expressed as a %)
Performance Table Narrative	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table Uses Highest Federal Rate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Closing [Text Block]	Blended Index Blended Index is composed of 30% in the Dow Jones Brookfield Infrastructure Index, 30% in the FTSE EPRA/NAREIT Developed Index, 15% in the Bloomberg Commodity Index, 15% in the S&P Global Natural Resources Index and 10% in the Bloomberg US Treasury Inflation Notes Index. The Blended Index is a more narrowly based index that the Advisor believes more closely aligns with the fund’s investment strategy. Also shown is the Bloomberg US Treasury Inflation Notes Index, which measures the performance of all publicly issued, US Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.
Performance Availability Website Address [Text]	dws.com
Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-Date
Bar Chart, Year to Date Return	7.67%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.79%
Highest Quarterly Return, Date	Mar. 31, 2019
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.80%)
Lowest Quarterly Return, Date	Mar. 31, 2020